Income Taxes Effective Income Tax Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Reconciliation Of Provision Of Income Taxes [Line Items]
Income before equity earnings of unconsolidated subsidiaries	$ 44,186	$ 17,720	$ 110,153	$ 47,258
Tax at Federal statutory rate of 35%			38,553	16,540
Loss of non-includable foreign subsidiaries			(1,736)	(2,580)
Tax exempt interest			(674)	(649)
Non-deductible expenses			97	121
Luxembourg technical reserves			(16,659)	(2,349)
State tax			1,154	1,382
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount			(1,084)	78
Other			(1,865)	(150)
Total income tax reported	10,026	4,839	17,786	12,393
Effective tax rate			16.10%	26.20%
NGHC, excluding Reciprocal Exchanges
Reconciliation Of Provision Of Income Taxes [Line Items]
Income before equity earnings of unconsolidated subsidiaries			111,109
Tax at Federal statutory rate of 35%			38,888
Loss of non-includable foreign subsidiaries			(1,736)
Tax exempt interest			(674)
Non-deductible expenses			97
Luxembourg technical reserves			(16,659)
State tax			1,154
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount			(1,084)
Other			(1,989)
Total income tax reported			17,997
Effective tax rate			16.20%
Reciprocal Exchanges
Reconciliation Of Provision Of Income Taxes [Line Items]
Income before equity earnings of unconsolidated subsidiaries			(956)
Tax at Federal statutory rate of 35%			(335)
Loss of non-includable foreign subsidiaries			0
Tax exempt interest			0
Non-deductible expenses			0
Luxembourg technical reserves			0
State tax			0
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount			0
Other			124
Total income tax reported			$ (211)
Effective tax rate			22.10%